                       VAN KAMPEN LIFE INVESTMENT TRUST,
                          ON BEHALF OF ITS PORTFOLIO,
                         VAN KAMPEN COMSTOCK PORTFOLIO

                         SUPPLEMENT DATED JULY 17, 2007
                                     TO THE

                           CLASS I SHARES PROSPECTUS
                              DATED APRIL 30, 2007

                                    AND THE

                           CLASS II SHARES PROSPECTUS
                              DATED APRIL 30, 2007

     The Prospectuses are hereby supplemented as follows:

     The first, second and third paragraphs of the sub-section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" are hereby deleted and replaced with the following:

     PORTFOLIO MANAGEMENT. The Portfolio is managed by members of the Adviser's Multi-Cap Value team. The Multi-Cap Value team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are B. Robert Baker, Jr., Jason S. Leder and Kevin C. Holt, each a Managing Director of the Adviser, and Devin E. Armstrong and James N. Warwick, each a Vice President of the Adviser.

     Mr. Baker has been associated with the Adviser in an investment management capacity since 1991 and began managing the Portfolio in 1999. Mr. Leder has been associated with the Adviser in an investment management capacity since 1995 and began managing the Portfolio in 1999. Mr. Holt has been associated with the Adviser in an investment management capacity since 1999 and began managing the Portfolio in 1999. Mr. Armstrong has been associated with the Adviser in a research capacity since August 2004 and began managing the Portfolio in July 2007. Prior to August 2004, Mr. Armstrong was attending Columbia Business School (August 2002 -- May 2004) and prior to that, he was a research associate at William Blair & Company. Mr. Warwick has been associated with the Adviser in an investment management capacity since May 2002 and began managing the Portfolio in July 2007.

     Mr. Baker is the lead manager of the Portfolio and Messrs. Leder, Holt, Armstrong and Warwick are co-portfolio managers. Each team member is responsible for specific sectors. All team members are responsible for the day-to-day management of the Portfolio and Mr. Baker is responsible for the execution of the overall strategy of the Portfolio.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  LITCOMSPT 7/07

                       VAN KAMPEN LIFE INVESTMENT TRUST,
                          ON BEHALF OF ITS PORTFOLIO,
                         VAN KAMPEN COMSTOCK PORTFOLIO

                     SUPPLEMENT DATED JULY 17, 2007 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED APRIL 30, 2007,
                   AS PREVIOUSLY SUPPLEMENTED ON JUNE 1, 2007

     The Statement of Additional Information is hereby amended as follows:

     (1) The following paragraphs are hereby added after the third paragraph of the section entitled "PORTFOLIO MANAGEMENT -- OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS -- WITH RESPECT TO THE COMSTOCK PORTFOLIO AS OF DECEMBER 31, 2006":

     As of July 16, 2007, Devin E. Armstrong managed 16 registered investment companies with a total of approximately $34 billion in assets; two pooled investment vehicles other than registered investment companies with a total of approximately $1.1 billion in assets; and 14,609 other accounts (which include separate accounts managed under certain "wrap fee programs") with a total of approximately $3.1 billion in assets.

     As of July 16, 2007, James N. Warwick managed 16 registered investment companies with a total of approximately $34 billion in assets; two pooled investment vehicles other than registered investment companies with a total of approximately $1.1 billion in assets; and 14,609 other accounts (which include separate accounts managed under certain "wrap fee programs") with a total of approximately $3.1 billion in assets.

     (2) The following is hereby added to the section entitled "PORTFOLIO MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS -- COMSTOCK PORTFOLIO":

Devin E. Armstrong........  None*
James N. Warwick..........  None*

     * As of July 16, 2007

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                               LITCOMSPTSAI 7/07